SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options Granted

2.The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2021:

	Year ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,238,729	$3.52	3.17	$2,654
Granted	1,902,868	3.72
Exercised	(2,098,957)	2.25
Forfeited or expired	(856,194)	7.75

Outstanding at end of the year	5,186,446	$3.40	4.01	$534

Options exercisable at end of the year	2,342,399	$3.57	2.75	$370

Vested and expected to vest	4,664,666	$3.41	3.87	$508

Schedule of RSUs Granted

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2021:

	Year ended December 31, 2021
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	309,986	$862
Granted	588,466
Vested	(129,380)
Forfeited	(69,393)

Unvested at end of the year	699,679	$1,805

Vested and expected to vest	493,881	$1,274

Summary of Stock Options And RSUs Granted Separated Into Ranges of Exercise Price

The following is a summary of the Company’s stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2021	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2021	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	699,679	-	0.00	-	-	0.00
0.01-2.00	154,389	1.17	1.45	141,239	0.92	1.42
2.01-4.00	4,460,682	4.39	3.05	1,760,845	3.35	2.78
4.01-6.00	281,375	3.31	4.41	150,315	1.80	4.57
6.01-8.00	15,000	0.75	6.21	15,000	0.75	6.21
8.01-10.00	275,000	0.40	9.00	275,000	0.40	9.00

	5,886,125			2,342,399

Schedule of Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2019, 2020 and 2021, was comprised as follows:

	Year ended December 31,
	2019	2020	2021

Cost of revenues	$71	$110	$289
Research and development, net	366	243	236
Sales and marketing	708	545	700
General and administrative	908	764	1,337

Total share-based compensation expenses	$2,053	$1,662	$2,562